RESTATED AND AMENDED FINANCIAL STATEMENTS (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Net loss for the year	$ (2,425,053)	$ (2,093,481)	$ (522,963)
Non-Cash Items
Change in valuation of derivative instruments	1,995,930	1,067,076	(534,118)
Accrued interest on promissory notes	30,785	58,470	195,412
Accretion expenses	137,880	146,624	7,039
Original issue discounts on promissory notes			0
Unrealized foreign exchange (gain) loss	(2,658)	(12,264)	(77,850)
Fees and interest on convertible promissory notes			0
Change in non-cash working capital accounts	26,860	(9,472)	104,827
Net proceeds on issuance of promissory notes	$ 403,600	$ 572,389	795,047
Previously Reported
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Net loss for the year			(1,122,820)
Non-Cash Items
Change in valuation of derivative instruments			0
Accrued interest on promissory notes			0
Accretion expenses			0
Original issue discounts on promissory notes			36,653
Unrealized foreign exchange (gain) loss			58,346
Fees and interest on convertible promissory notes			186,128
Change in non-cash working capital accounts			104,828
Net proceeds on issuance of promissory notes			686,590
Adjustments
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Net loss for the year			599,857
Non-Cash Items
Change in valuation of derivative instruments			(534,118)
Accrued interest on promissory notes			195,412
Accretion expenses			7,039
Original issue discounts on promissory notes			(36,653)
Unrealized foreign exchange (gain) loss			(136,196)
Fees and interest on convertible promissory notes			(186,128)
Change in non-cash working capital accounts			(1)
Net proceeds on issuance of promissory notes			$ 108,457